31. HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS (Details 6) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Held For Sale Assets [Line Items]
Current investments		R$ 193,715	R$ 183,850
Property, plant and equipment		24,135,058	38,910,834
Intangible assets		3,697,821	3,997,865
Borrowings and financing		25,918,777	17,900,361
Trade payables		8,296,891	8,887,367
Non-controlling interests		18,418	146,180
Assets and liabilities classified as held for sale [member] | Africa [member]
Held For Sale Assets [Line Items]
Held-for-sale assets		99,633	4,271,348
Cash and cash equivalents		33,752	63,993
Accounts receivable		41,609	113,699
Dividends receivable			2,435,014
Held-for-sale asset			1,474,699
Other assets		7,172	74,300
Current investments		191	4,916
Property, plant and equipment		13,659	83,400
Intangible assets		3,250	21,327
Liabilities directly associated to assets held for sale		42,429	491,225
Borrowings and financing		10,406	11,589
Trade payables		11,223	37,119
Other liabilities		20,800	442,517
Non-controlling interests	[1]		146,180
Total held-for-sale assets, net of the corresponding liabilities - consolidated		57,204	3,633,943
Intragroup eliminations			(212,881)
Total assets held for sale parent company		57,204	3,421,062
Investments in Africa		R$ 57,204	R$ 3,421,062

[1]	Represented mainly by the Samba Luxco's 14% stake in Africatel and, consequently, in its net assets.